Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Employee Benefit Expenses [Abstract]
Employee benefit expenses	¥ 2,943	$ 419	¥ 2,529